TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating and capital loss carryforwards	$ 38,538	$ 34,420
Research and development	6,051	8,423
Employee benefits	415	1,522
Intangible assets	248	353
Operating lease liabilities	1,465	496
Stock based compensation expenses	708	1,733
Onerous contract	63	127
Prepaid and withholding taxes	6,607	6,297
Other temporary differences	576	543
Deferred tax asset before valuation allowance	54,671	53,914
Valuation allowance	(49,907)	(49,928)
Deferred tax asset net of valuation allowance	4,764	3,986
Deferred tax liability:
Intangible assets	3,214	3,284
Operating lease right-of-use assets	1,550	703
Net deferred tax asset	$ 0	$ 0